Supplemental Disclosures - Comprehensive Income Statement Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expenses	$ 149.8	$ 140.2
Adjustments for undistributed profits of investments accounted for using equity method	9.3	29.3
Operating
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expenses	74.0	64.0
General and administrative
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expenses	66.0	66.8
Share-based compensation (1)
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expenses	$ 9.8	$ 9.4